Interest and Finance Costs (Tables)	6 Months Ended
Jun. 30, 2016
Interest and Finance Costs
Interest and Finance Costs
	Six months ended June 30,
	2016	2015
Interest expense (Note 5)	$16,358	$12,956
Amortization of deferred financing fees	990	770
Commitment fees (Note 5)	2	—
Other	55	122
Total	$17,405	$13,848